Interest income (Tables)	12 Months Ended
Dec. 31, 2024
Interest Income [Abstract]
Schedule of Interest Income
	Year ended December 31,
	2022	2023	2024
Bank deposits	$9,642	$16,604	$17,785
Financial assets at amortized cost	755	1,960	2,091
Other interest income	597	776	1,897
	$10,994	$19,340	$21,773